Earnings per share (Tables)	12 Months Ended
May 31, 2020
Earnings per share
Earnings per share [text block]

	2020	2019
Basic loss per share:
Net loss for the year	$(84,634)	$(16,499)
Average number of common shares outstanding during the year	257,914,589	242,763,558

Loss per share—basic	$(0.33)	$(0.07)

	2020	2019
Diluted loss per share:
Net loss for the year	$(84,634)	$(16,499)
Average number of common shares outstanding during the year	257,914,589	242,763,558
“In the money” warrants outstanding during the year	—	—
“In the money” options outstanding during the year	—	—

	257,914,589	242,763,558

Loss per share—diluted	$(0.33)	$(0.07)